Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Right-of-use assets
Right-of-use assets: leasehold properties

	2021	2020
	£’000	£’000
Balance at 1 January	23,093	36,578
Effect of adopting new accounting standards	—	(31)
Additions	31	453
Remeasurements	970	(2,269)
Derecognition	—	(9,108)
Depreciation charge for the year	(1,501)	(2,530)
	22,593	23,093

Maturity analysis-contractual undiscounted cash flows
Maturity analysis – contractual undiscounted cash flows

	2021	2020
	£’000	£’000
Less than one year	2,929	3,560
One to five years	10,289	9,607
More than five years	30,126	32,600
Total undiscounted lease liabilities	43,344	45,767

Leases amounts recognized in financial statements
Lease liabilities included in the Consolidated Statements of Financial Position

	2021	2020
	£’000	£’000
Current	1,255	2,043
Non-current	25,355	25,190
Total lease liabilities	26,610	27,233
	2021	2020
Amounts recognized in the Consolidated Statements of Loss	£’000	£’000
Interest on lease liabilities	1,732	2,401
Expenses relating to short-term leases	—	296
Expenses relating to leases of low-value assets	—	19
Interest on investment in sub-lease	26	(38)
Amounts recognized in the Consolidated Statement of Cash Flows	2021	2020
	£’000	£’000
Total cash outflow for leases	3,159	4,426

Lease income
Lease income	2021	2020
	£’000	£’000
Sub-lease income	108	460
Finance lease income on the net investment in the lease	26	38

Maturity analysis undiscounted finance lease income
Maturity analysis – undiscounted finance lease income	2021	2020
	£’000	£’000
Less than one year	—	720
One to two years	—	96
Two to three years	—	—
Three to four years	—	—
Four to five years	—	—
More than five years	—	—
Total undiscounted finance lease income	—	816
Unearned finance income	—	(40)
Net investment in the lease	—	776